Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Less than Twelve Months, Fair Value	$ 2,683	$ 13,811	$ 2,406
Less than Twelve Months, Gross Unrealized Losses	0	(152)	(10)
Twelve Months or Greater, Fair Value	6,174	26,951	50,740
Twelve Months or Greater, Gross Unrealized Losses	(61)	(566)	(1,227)
Total, Fair Value	8,857	40,762	53,146
Total, Gross Unrealized Losses	(61)	(718)	(1,237)
US Government Agencies Debt Securities [Member]
Less than Twelve Months, Fair Value	2,000	3,818
Less than Twelve Months, Gross Unrealized Losses	0	(57)
Twelve Months or Greater, Fair Value	1,465	10,872	15,734
Twelve Months or Greater, Gross Unrealized Losses	(12)	(214)	(450)
Total, Fair Value	3,465	14,690	15,734
Total, Gross Unrealized Losses	(12)	(271)	(450)
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Less than Twelve Months, Fair Value	608	1,268	2,406
Less than Twelve Months, Gross Unrealized Losses	0	(9)	(10)
Twelve Months or Greater, Fair Value	0	9,394	18,232
Twelve Months or Greater, Gross Unrealized Losses	(5)	(166)	(543)
Total, Fair Value	608	10,662	20,638
Total, Gross Unrealized Losses	(5)	(175)	(553)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	0	8,725
Less than Twelve Months, Gross Unrealized Losses	0	(86)
Twelve Months or Greater, Fair Value	4,709	6,685	16,774
Twelve Months or Greater, Gross Unrealized Losses	(44)	(186)	(234)
Total, Fair Value	4,709	15,410	16,774
Total, Gross Unrealized Losses	(44)	$ (272)	$ (234)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Less than Twelve Months, Fair Value	75
Less than Twelve Months, Gross Unrealized Losses	0
Twelve Months or Greater, Fair Value	0
Twelve Months or Greater, Gross Unrealized Losses	0
Total, Fair Value	75
Total, Gross Unrealized Losses	$ 0